LEASES - Weighted Average (Details)	Dec. 31, 2023	Dec. 31, 2022
LEASES
Weighted average remaining lease term (in years) - operating leases	1 year 3 months 21 days	2 years 2 months 8 days
Weighted average discount rate - operating leases	7.88%	7.73%